Other assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Assets [Line Items]
Opening balance	$ 26,675	$ 25,261
Transfers		0
Disposals	0
Closing balance	26,503	26,675
Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	37,791	34,183
Additions	1,641	3,700
Transfers		(92)
Disposals	(189)
Closing balance	39,243	37,791
Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(11,116)	(8,922)
Additions	(1,628)	(2,306)
Transfers		112
Disposals	4
Closing balance	(12,740)	(11,116)
Patents And Industrial Property [Member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,862	11,723
Additions	1,014	2,139
Transfers		0
Disposals	(167)
Closing balance	14,709	13,862
Rights-of-use [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	13,611	12,292
Additions	109	1,319
Transfers		0
Disposals	0
Closing balance	13,720	13,611
Rights-of-use [member] | Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(7,434)	(5,948)
Additions	(731)	(1,486)
Transfers		0
Disposals	0
Closing balance	(8,165)	(7,434)
Software licenses [member] | Gross carrying amount [Member]
Other Assets [Line Items]
Opening balance	10,318	10,168
Additions	518	242
Transfers		(92)
Disposals	(22)
Closing balance	10,814	10,318
Software licenses [member] | Accumulated amortisation [Member]
Other Assets [Line Items]
Opening balance	(3,682)	(2,974)
Additions	(897)	(820)
Transfers		(112)
Disposals	4
Closing balance	$ (4,575)	$ (3,682)